Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE, NET [Abstract]
Schedule of accounts receivable

	December 31, 2019	December 31, 2018
Accounts receivable	$32,566	$31,081
Less: Provision for losses on accounts receivables	(2,489)	(2,856)

Accounts receivable, net	$30,077	$28,225

Provision for Losses on Accounts Receivable

Provision for Losses on Accounts Receivables	Balance at Beginning of Year	Charges to Expenses	Amount Utilized	Balance at End of Year
Year ended December 31, 2017	$(2,212)	$(569)	$—	$(2,781)
Year ended December 31, 2018	$(2,781)	$(75)	$—	$(2,856)
Year ended December 31, 2019	$(2,856)	$(341)	$708	$(2,489)